Cover	Sep. 13, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2021
Entity File Number	001-39841
Entity Registrant Name	KAIROS ACQUISITION CORP.
Entity Central Index Key	0001824171
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Ellenoff Grossman & Schole LLP
Entity Address, Address Line Two	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	917
Local Phone Number	783-4057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	KAIRU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	KAIR
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Part of The Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	KAIRW
Security Exchange Name	NASDAQ